Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s effective tax rate for the three months ended March 31, 2023 and 2022 was 59.7% and 0.0%, respectively. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the change in the fair value of warrant liabilities and derivative asset — forward purchase agreement, which are not recognized for tax purposes, and recording a full valuation allowance on deferred tax assets. The Company has used a discrete effective tax rate method to calculate taxes for the three months ended March 31, 2023 and 2022. The Company believes that, at this time, the use of the discrete method for the three months ended March 31, 2023 and 2022 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 9. INCOME TAX

The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Deferred tax assets:
Start-up costs	$414,045	$116,053
Net operating loss carryforwards	—	34,511
Total deferred tax assets	414,045	150,564
Valuation allowance	(414,045)	(146,611)
Deferred tax liabilities:
Unrealized gain on investments	(365,381)	(3,953)
Total deferred tax liabilities	(365,381)	(3,953)
Deferred tax liabilities, net of allowance	$(365,381)	$—

The income tax provision for the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021 consists of the following:

	For the year ended December 31, 2022	For the period from February 2, 2021 (inception) through December 31, 2021
Federal
Current	$393,497	$—
Deferred	97,948	(146,611)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	267,433	146,611
Income tax provision	$758,878	$—

As of December 31, 2022 and 2021, the Company had available U.S. federal operating loss carry forwards of approximately $0 and $164,000, respectively, that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of certain deferred tax assets and has therefore established a valuation allowance. For the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021, the change in valuation allowance was $267,433 and $146,611, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rates for the year ended December 31, 2022 and for the period from February 2, 2021 (inception) through December 31, 2021 is as follows:

	For the year ended December 31, 2022	For the period from February 2, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.8)%	(31.2)%
Change in fair value of derivative liability – forward purchase agreement	0.8%	2.1%
Non-deductible transaction costs	0.0%	4.8%
Change in valuation allowance	2.2%	3.3%
Income tax provision	6.2%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction, California and Illinois which remain open and subject to examination for the period from February 2, 2021 (inception) through December 31, 2021.